Risk Management (Details) - Schedule of allowance sensibility - Macro Economic [Member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Risk Management (Details) - Schedule of allowance sensibility [Line Items]
Reported ECL allowance	$ 1,036,793	$ 896,095
Gross carrying amount	$ 34,339,893	$ 32,671,515
Reported ECL Coverage	3.02%	2.74%
Favorable Scenario 2 [Member]
Risk Management (Details) - Schedule of allowance sensibility [Line Items]
Reported ECL allowance	$ 876,654	$ 797,501
Reported ECL Coverage	2.55%	2.44%
Favorable Scenario 1 [Member]
Risk Management (Details) - Schedule of allowance sensibility [Line Items]
Reported ECL allowance	$ 930,044	$ 835,956
Reported ECL Coverage	2.71%	2.56%
Base Scenario [Member]
Risk Management (Details) - Schedule of allowance sensibility [Line Items]
Reported ECL allowance	$ 981,671	$ 884,480
Reported ECL Coverage	2.86%	2.71%
Unfavorable Scenario 2 [Member]
Risk Management (Details) - Schedule of allowance sensibility [Line Items]
Reported ECL allowance	$ 1,047,127	$ 929,802
Reported ECL Coverage	3.05%	2.85%
Unfavorable scenarios 2 [Member]
Risk Management (Details) - Schedule of allowance sensibility [Line Items]
Reported ECL allowance	$ 1,083,371	$ 962,437
Reported ECL Coverage	3.15%	2.95%